Document and Entity Information	May 10, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 10, 2022, Village Farms International, Inc. (the “Company” or “Village Farms”) re-issued its press release containing its financial results for the first quarter ended March 31, 2022 to include the Company’s financial statement tables that were inadvertently omitted from the original press release. A copy of the re-issued press release is furnished herewith as Exhibit 99.1 and is incorporated herein by reference.
Document Period End Date	May 10, 2022
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Central Index Key	0001584549
Entity Emerging Growth Company	false
Entity File Number	001-38783
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-1007671
Entity Address, Address Line One	4700-80th Street
Entity Address, City or Town	Delta
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4K 3N3
City Area Code	604
Local Phone Number	940-6012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ